SCHEDULE OF INVESTMENTS (Unaudited)

November, 30 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%

Communication Services — 4.7%
AT&T Inc	60,883	$1,174
Cable One Inc	159	115
Charter Communications Inc, Cl A *	128	50
Cogent Communications Holdings Inc	1,022	59
Comcast Corp, Cl A	14,311	524
Electronic Arts Inc	4,755	622
Fox Corp	2,882	91
IAC *	443	23
Informa	112,427	833
Interpublic Group of Cos Inc/The	4,252	146
Liberty Media -Liberty SiriusXM *	2,161	95
Live Nation Entertainment Inc *	9,486	690
Lumen Technologies	8,286	45
Madison Square Garden Sports C	191	31
Match Group *	514	26
Meta Platforms, Cl A *	10,399	1,228
Netflix Inc *	891	272
New York Times Co/The, Cl A	2,073	76
News	6,196	119
Nexstar Media Group Inc, Cl A	3,323	630
Pinterest Inc, Cl A *	15,783	401
ROBLOX, Cl A *	389	13
Roku Inc, Cl A *	292	17
Scout24 AG	8,933	485
Shutterstock	560	30
SK Telecom	18,973	723
Spotify Technology SA *	3,055	243
Take-Two Interactive Software Inc *	833	88
TEGNA	5,058	100
Tencent Holdings Ltd	2,600	98
T-Mobile US Inc *	10,602	1,606
Toei Animation Co Ltd	1,300	138
TripAdvisor Inc *	1,860	38
Universal Music Group	8,645	203
Verizon Communications Inc	20,260	789
ViacomCBS Inc, Cl A	2,056	47
ViacomCBS Inc, Cl B	2,018	41
Walt Disney Co/The *	24,517	2,400
World Wrestling Entertainment, Cl A	1,782	142
ZoomInfo Technologies, Cl A *	2,140	61
		14,512
Consumer Discretionary — 11.2%
ADT Inc	5,625	53
Advance Auto Parts Inc	623	94
Airbnb, Cl A *	1,045	107
Alibaba Group Holding Ltd ADR *	6,791	595
Amazon.com Inc *	40,280	3,889
American Eagle Outfitters Inc	16,752	265
Aptiv PLC *	636	68
Aramark	2,596	108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Autoliv	1,309	$116
AutoNation *	266	33
AutoZone Inc *	44	113
Bath & Body Works	2,927	124
Best Buy Co Inc	976	83
Booking Holdings Inc *	299	622
BorgWarner Inc	537	23
BRP	4,398	327
Brunswick Corp	1,228	91
Burlington Stores Inc *	404	79
CarMax Inc *	744	52
Carnival Corp *	4,654	46
Carter's Inc	1,053	77
Carvana Co, Cl A *	554	4
Chipotle Mexican Grill Inc, Cl A *	81	132
Choice Hotels International	641	79
Columbia Sportswear Co	602	54
Coway Co Ltd	18,893	832
Darden Restaurants Inc	1,745	256
Deckers Outdoor Corp *	281	112
Dick's Sporting Goods Inc	1,799	215
Dollar General Corp	9,398	2,403
Dollar Tree Inc *	565	85
Dollarama Inc	4,268	259
Domino's Pizza Inc	689	268
DoorDash, Cl A *	31	2
DR Horton Inc	9,891	851
eBay Inc	5,427	247
Etsy Inc *	427	56
Expedia Group *	485	52
Farfetch, Cl A *	12,331	105
Floor & Decor Holdings Inc, Cl A *	1,447	108
Ford Motor Co	6,427	89
GameStop, Cl A *	2,112	55
Gap Inc/The	4,895	71
Garmin Ltd	814	76
General Motors Co	17,524	711
Gentex	2,897	84
Goodyear Tire & Rubber Co/The *	5,890	66
Grand Canyon Education *	215	24
H&R Block Inc	2,629	115
Hanesbrands Inc	1,600	11
Hasbro Inc	526	33
Hilton Worldwide Holdings Inc	2,280	325
Home Depot Inc/The	6,276	2,033
Hyatt Hotels Corp, Cl A *	774	78
Industria de Diseno Textil	39,166	1,012
Kohl's Corp	839	27
Lear Corp	411	59
Leggett & Platt	3,003	107
Lithia Motors, Cl A	418	100
Lowe's Cos Inc	9,807	2,084

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November, 30 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
lululemon athletica Inc *	285	$108
Macy's Inc	595	14
Magna International Inc	12,236	754
Marriott International Inc/MD, Cl A	679	112
Marriott Vacations Worldwide	610	91
Mattel Inc *	910	17
MercadoLibre Inc *	85	79
Midea Group, Cl A	23,400	159
Minor International	604,300	532
Mohawk Industries Inc *	721	73
Monro Inc	9,774	444
Murphy USA	644	190
NIKE Inc, Cl B	8,460	928
Nordstrom Inc	1,516	32
Norwegian Cruise Line Holdings Ltd *	2,379	39
NVR *	23	107
Ollie's Bargain Outlet Holdings *	1,782	108
Oppein Home Group, Cl A	21,100	323
O'Reilly Automotive Inc *	141	122
Oxford Industries	1,191	134
Peloton Interactive Inc, Cl A *	1,049	12
Penske Automotive Group	933	118
Petco Health & Wellness, Cl A *	6,097	67
Planet Fitness, Cl A *	1,526	120
Polaris Inc	549	63
Pool Corp	1,706	562
PulteGroup Inc	6,331	283
PVH Corp	1,066	72
Ralph Lauren, Cl A	847	96
Ross Stores Inc	17,228	2,027
Royal Caribbean Cruises Ltd *	765	46
Samsonite International SA	203,200	551
Shimano Inc	4,000	684
Six Flags Entertainment *	4,098	99
Sodexo SA	5,654	536
Starbucks Corp	9,115	932
Steven Madden	2,716	94
Tapestry	2,532	96
Target Corp	1,620	271
Tempur Sealy International	2,754	87
Tesla Inc *	9,246	1,800
TJX Cos Inc/The	5,133	411
Topgolf Callaway Brands *	2,933	61
Topsports International Holdings	277,000	178
Tractor Supply Co	1,428	323
Travel + Leisure	1,185	46
Ulta Beauty Inc *	893	415
Under Armour, Cl A *	4,708	47
Urban Outfitters Inc *	2,117	61
Vail Resorts Inc	213	55
VF Corp	1,652	54
Wendy's Co/The	2,626	59

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whirlpool	461	$68
Williams-Sonoma Inc	555	65
Wingstop Inc	789	131
Wyndham Hotels & Resorts Inc	874	64
YETI Holdings Inc *	1,751	79
Yum! Brands Inc	560	72
		35,416
Consumer Staples — 7.2%
Archer-Daniels-Midland Co	1,290	126
Brown-Forman Corp, Cl B	1,103	81
Bunge Ltd	963	101
Campbell Soup Co	2,145	115
Casey's General Stores Inc	344	84
Clorox Co/The	495	74
Coca-Cola Co/The	29,579	1,881
Colgate-Palmolive Co	7,124	552
Conagra Brands Inc	45,001	1,709
Constellation Brands Inc, Cl A	1,692	435
Costco Wholesale Corp	2,141	1,154
Darling Ingredients *	1,535	110
Diageo PLC	29,255	1,335
Estee Lauder, Cl A	422	99
Flowers Foods Inc	2,694	81
General Mills Inc	2,338	199
Greencore Group PLC *	847,731	650
Hain Celestial Group Inc/The *	2,713	51
Haleon ADR	6,032	42
Hershey Co/The	1,957	460
Hormel Foods Corp	2,233	105
Hostess Brands, Cl A *	3,927	104
Ingredion Inc	6,376	625
JM Smucker Co/The	8,121	1,251
Kellogg Co	3,231	235
Keurig Dr Pepper Inc	1,806	70
Kimberly-Clark Corp	2,896	393
Kraft Heinz Co/The	1,549	61
Kroger Co/The	23,362	1,149
Lamb Weston Holdings Inc	1,288	112
Lancaster Colony	634	131
McCormick & Co Inc/MD	1,882	160
MGP Ingredients	213	27
Mondelez International Inc, Cl A	25,784	1,743
Nomad Foods Ltd *	28,354	496
PepsiCo Inc	5,766	1,070
Pernod Ricard SA	4,382	860
Pigeon Corp	17,200	255
Sysco Corp	22,682	1,962
TreeHouse Foods Inc *	2,188	108
Tyson Foods Inc, Cl A	1,774	118
Unilever PLC	25,683	1,274
US Foods Holding Corp *	13,632	499

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November, 30 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walgreens Boots Alliance Inc	9,524	$395
		22,542
Energy — 5.4%
Antero Midstream	10,225	116
Antero Resources Corp *	3,254	119
Baker Hughes Co, Cl A	29,228	848
BP PLC ADR	29,443	1,057
Canadian Natural Resources Ltd	18,278	1,092
Cheniere Energy Inc	1,728	303
Chesapeake Energy	1,310	136
Chevron Corp	15,633	2,866
Chord Energy	685	104
ConocoPhillips	8,365	1,033
Coterra Energy	648	18
Devon Energy Corp	6,524	447
Diamondback Energy Inc	2,596	384
DT Midstream	465	28
EOG Resources Inc	6,401	909
EQT Corp	6,571	279
Exxon Mobil Corp	8,227	916
Halliburton Co	5,206	197
Helmerich & Payne Inc	3,831	196
Hess Corp	1,868	269
Kinder Morgan Inc/DE	19,664	376
Marathon Oil Corp	9,442	289
Marathon Petroleum Corp	2,427	296
New Fortress Energy, Cl A	2,147	109
Northern Oil and Gas	2,702	98
Occidental Petroleum Corp	1,417	98
ONEOK Inc	2,578	173
Ovintiv	2,331	130
Phillips 66	1,454	158
Pioneer Natural Resources Co	6,814	1,608
Range Resources Corp	4,108	118
Schlumberger Ltd	4,621	238
Select Energy Services, Cl A	3,358	28
Shell	28,119	813
Shell PLC ADR	5,673	332
Southwestern Energy Co *	15,313	106
Texas Pacific Land	71	184
Valero Energy Corp	1,795	240
Williams Inc	4,821	167
		16,878
Financials — 14.6%
Affiliated Managers Group Inc	631	101
Aflac Inc	1,184	85
AGNC Investment Corp ‡	2,829	28
AIA Group Ltd	106,000	1,077
Allfunds Group	13,475	100
Allstate Corp/The	1,314	176
Ally Financial Inc	2,235	60

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Express Co	2,128	$335
Ameriprise Financial Inc	1,620	538
Aon PLC, Cl A	1,968	607
Arch Capital Group *	2,300	138
Ares Management, Cl A	1,251	98
Arthur J Gallagher	588	117
Assured Guaranty Ltd	1,974	131
Bank of America Corp	46,998	1,779
Bank of Hawaii Corp	618	50
Bank of New York Mellon Corp/The	6,146	282
Bank OZK	9,680	447
BankUnited Inc	2,425	89
Berkshire Hathaway Inc, Cl B *	5,464	1,741
BlackRock Inc, Cl A	797	571
Blackstone	1,004	92
BOK Financial Corp	794	83
Brighthouse Financial Inc *	2,043	114
Brown & Brown	1,634	97
Capital One Financial Corp	657	68
Carlyle Group	1,855	58
Charles Schwab Corp/The	8,887	734
Chimera Investment Corp ‡	7,819	54
Chubb Ltd	1,561	343
Cincinnati Financial	726	81
Citigroup Inc	41,337	2,001
Citizens Financial Group Inc	14,083	597
CME Group Inc, Cl A	2,621	463
Cohen & Steers Inc	792	53
Comerica Inc	724	52
Commerce Bancshares Inc/MO	1,194	89
Credit Acceptance Corp *	209	99
Cullen/Frost Bankers Inc	599	87
Discover Financial Services	2,924	317
DNB Bank	72,152	1,392
East West Bancorp Inc	1,870	131
Equitable Holdings Inc	4,036	128
Erie Indemnity Co, Cl A	343	97
Evercore Inc, Cl A	786	90
Everest Re Group Ltd	248	84
FactSet Research Systems Inc	1,257	580
Fifth Third Bancorp	1,877	68
First Citizens BancShares, Cl A	16	13
First Hawaiian Inc	1,924	51
First Horizon National Corp	10,810	269
First Republic Bank/CA	491	63
FNB Corp	33,393	471
Franklin Resources Inc	1,707	46
Gjensidige Forsikring	4,629	88
Globe Life	1,091	131
Hana Financial Group	13,076	447
Hanover Insurance Group	687	101
Hartford Financial Services Group Inc/The	4,339	331

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November, 30 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HDFC Bank Ltd ADR	8,381	$591
Home BancShares Inc/AR	4,004	102
Huntington Bancshares Inc/OH	11,006	170
Independent Bank	1,149	104
ING Groep	58,676	704
Intercontinental Exchange Inc	565	61
Invesco Ltd	3,179	61
Janus Henderson Group PLC	2,562	65
Jefferies Financial Group	2,802	106
JPMorgan Chase & Co	13,791	1,906
KeyCorp	3,317	62
KKR & Co Inc, Cl A	2,511	130
Lincoln National Corp	1,943	76
London Stock Exchange Group	4,301	425
LPL Financial Holdings	709	168
LVMH Moet Hennessy Louis Vuitton	2,017	1,549
M&T Bank Corp	1,119	190
MarketAxess Holdings Inc	311	83
Marsh & McLennan Cos Inc	9,792	1,696
MetLife Inc	4,026	309
MGIC Investment Corp	7,078	97
Mitsubishi UFJ Financial Group	311,700	1,682
Moody's Corp	248	74
Morgan Stanley	9,778	910
Morningstar Inc	253	62
MSCI Inc, Cl A	201	102
Nasdaq Inc	1,761	121
NatWest Group	392,008	1,232
New Residential Investment ‡	9,381	85
New York Community Bancorp	7,518	70
NN Group NV	13,267	561
Northern Trust Corp	2,012	187
Old National Bancorp	5,074	97
OneMain Holdings Inc, Cl A	1,860	73
ORIX	57,500	922
PacWest Bancorp	5,717	149
Partners Group Holding AG	614	607
Pinnacle Financial Partners	2,549	214
PNC Financial Services Group Inc/The	2,121	357
Popular Inc	8,265	603
Primerica	683	102
Principal Financial Group Inc	1,152	103
Progressive Corp/The	5,722	756
Prosperity Bancshares Inc	1,900	144
Prudential Financial Inc	5,745	621
Raymond James Financial Inc	1,360	159
Regions Financial Corp	5,506	128
Reinsurance Group of America	2,517	363
Rocket Inc, Cl A	6,200	51
S&P Global Inc	3,343	1,179
SCB X	162,200	487
Signature Bank NY	632	88

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SLM Corp	12,309	$215
Starwood Property Trust ‡	4,020	86
State Street Corp	18,977	1,512
Stifel Financial	1,841	118
SVB Financial Group *	249	58
Synchrony Financial	2,944	111
Synovus Financial Corp	5,299	223
T Rowe Price Group Inc	674	84
Travelers Cos Inc/The	433	82
Truist Financial Corp	2,659	124
Umpqua Holdings Corp	25,167	510
UniCredit	54,960	743
Univest Financial Corp	3,549	100
Unum Group	3,649	154
US Bancorp	18,243	828
Virtu Financial Inc, Cl A	3,660	81
W R Berkley	1,406	107
Webster Financial Corp	5,867	319
Western Alliance Bancorp	2,780	191
Willis Towers Watson PLC	1,659	408
Wintrust Financial Corp	1,614	148
Zions Bancorp NA	1,209	63
		45,822
Health Care — 13.2%
ABIOMED Inc *	297	112
Acadia Healthcare Co Inc *	2,501	223
agilon health *	753	13
Align Technology Inc *	210	41
Alnylam Pharmaceuticals Inc *	1,813	400
Amedisys Inc *	873	80
AmerisourceBergen Corp, Cl A	11,554	1,972
Avantor Inc *	19,635	437
Azenta	9,220	555
Baxter International Inc	11,232	635
BioMarin Pharmaceutical Inc *	3,751	379
Boston Scientific Corp *	15,011	680
Bruker Corp	8,360	564
Cardinal Health Inc	3,870	310
Certara *	1,816	31
Chemed Corp	1,523	792
Cigna Corp	2,116	696
Coloplast, Cl B	7,558	884
ConvaTec Group PLC	526,521	1,456
CVS Health Corp	30,022	3,059
DaVita Inc *	1,288	95
Dechra Pharmaceuticals PLC	26,899	878
Definitive Healthcare, Cl A *	86	1
Demant *	19,025	538
DENTSPLY SIRONA Inc	1,719	52
DexCom Inc *	5,879	684
Doximity, Cl A *	2,568	87

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November, 30 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edwards Lifesciences Corp *	9,711	$750
Elanco Animal Health Inc *	31,999	412
Elevance Health	1,566	835
Encompass Health Corp	2,370	139
Enhabit *	10,075	144
Enovis *	1,806	98
Ensign Group Inc/The	1,143	109
Envista Holdings Corp *	2,745	94
Exact Sciences Corp *	2,022	91
Exelixis Inc *	13,403	229
Globus Medical Inc, Cl A *	824	61
Guardant Health Inc *	457	24
Henry Schein Inc *	2,467	200
Hologic Inc *	1,306	99
Horizon Therapeutics PLC *	5,701	572
Hoya	900	92
Humana Inc	151	83
ICON PLC *	5,746	1,238
ICU Medical Inc *	171	27
IDEXX Laboratories Inc *	1,521	648
Incyte Corp *	5,877	468
Insulet Corp *	385	115
Integra LifeSciences Holdings Corp *	1,163	64
Intuitive Surgical Inc *	2,721	736
Ionis Pharmaceuticals Inc *	3,796	155
IQVIA Holdings Inc *	3,034	661
Jazz Pharmaceuticals PLC *	7,319	1,148
Laboratory Corp of America Holdings	513	123
LeMaitre Vascular	2,009	94
Masimo Corp *	645	94
McKesson Corp	2,773	1,058
Medtronic PLC	21,936	1,734
Mettler-Toledo International Inc *	431	633
Mirati Therapeutics Inc *	1,886	172
Molina Healthcare Inc *	1	—
Natera *	8,471	348
Neurocrine Biosciences Inc *	4,676	594
Novocure Ltd *	1,591	122
NuVasive *	1,742	68
Oak Street Health *	88	2
Penumbra Inc *	330	69
Premier Inc, Cl A	12,059	402
Prestige Consumer Healthcare *	16,138	992
Quest Diagnostics Inc	2,735	415
QuidelOrtho *	903	79
Reata Pharmaceuticals Inc, Cl A *	20,248	801
Repligen Corp *	2,688	481
ResMed Inc	2,818	649
Royalty Pharma PLC, Cl A	12,435	547
Sarepta Therapeutics Inc *	348	43
Seagen Inc *	1,536	186
Signify Health, Cl A *	836	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sotera Health *	29,186	$243
STERIS PLC	3,587	666
Stryker Corp	2,405	563
Syneos Health, Cl A *	9,274	327
Tandem Diabetes Care Inc *	159	7
Teladoc Health Inc *	293	8
Teleflex Inc	1,029	241
TransMedics Group *	2,335	144
United Therapeutics Corp *	2,281	638
US Physical Therapy Inc	1,056	91
Veeva Systems Inc, Cl A *	1,171	223
Waters Corp *	2,039	707
West Pharmaceutical Services Inc	2,061	484
Zimmer Biomet Holdings Inc	5,327	640
Zoetis Inc, Cl A	9,371	1,444
		41,102
Industrials — 11.3%
3M Co	4,290	540
ABM Industries Inc	2,652	125
Acuity Brands	561	106
AECOM	1,218	104
AerCap Holdings NV *	10,135	622
AGCO Corp	675	90
Air Lease Corp, Cl A	6,874	265
Alaska Air Group Inc *	2,479	118
Allegion PLC	536	61
Altra Industrial Motion	3,664	215
American Airlines Group Inc *	4,404	64
AMETEK Inc	3,249	463
AO Smith Corp	943	57
Armstrong World Industries Inc	1,080	83
Assa Abloy, Cl B	49,376	1,115
AutoStore Holdings *	47,629	87
Booz Allen Hamilton Holding, Cl A	1,232	131
CACI International, Cl A *	373	116
Carlisle	402	106
Carrier Global	2,640	117
Caterpillar Inc	357	84
CH Robinson Worldwide Inc	994	100
Cie de Saint-Gobain	17,798	812
Cintas Corp	215	99
Clarivate *	9,578	94
CNH Industrial	62,902	1,003
Copa Holdings SA, Cl A *	1,209	106
Copart Inc *	1,618	108
CoStar Group Inc *	862	70
CSX Corp	4,524	148
Cummins Inc	1,667	419
Deere & Co	1,975	871
Delta Air Lines Inc *	12,113	428
Diploma	3,323	112

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November, 30 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Donaldson Co Inc	397	$24
Dover Corp	1,366	194
Eaton Corp PLC	8,845	1,446
EMCOR Group	908	141
Emerson Electric Co	1,607	154
Enerpac Tool Group, Cl A	24,116	604
EnPro Industries	1,183	141
Equifax Inc	375	74
Expeditors International of Washington Inc	896	104
Fastenal Co	1,480	76
FedEx Corp	2,248	410
Flowserve Corp	1,306	41
Fortive Corp	627	42
Fortune Brands Home & Security	945	62
FTI Consulting Inc *	918	159
Gates Industrial Corp PLC *	5,238	61
GFL Environmental	2,633	76
Graco Inc	401	28
Harsco *	6,173	46
HEICO Corp	12	2
Hexcel Corp	889	53
Hillenbrand	2,530	126
Howmet Aerospace	2,891	109
Hubbell Inc, Cl B	100	25
Huron Consulting Group *	270	21
IAA Inc *	2,607	97
IDEX	425	101
Illinois Tool Works Inc	3,263	742
Ingersoll Rand Inc	1,197	65
Insperity	1,029	122
Intertek Group PLC	4,058	197
ITT	1,117	94
JB Hunt Transport Services Inc	477	88
JetBlue Airways Corp *	6,090	48
Johnson Controls International PLC	9,066	602
Kelly Services, Cl A	37,393	635
Kirby Corp *	2,029	142
Knight-Swift Transportation Holdings Inc, Cl A	1,702	94
Korn Ferry	1,643	94
Landstar System Inc	477	83
Legrand SA	11,776	949
Lennox International Inc	194	51
Lincoln Electric Holdings	809	120
Lyft, Cl A *	1,618	18
ManpowerGroup Inc	944	83
Masco Corp	1,719	87
Masonite International *	897	68
MasTec *	946	86
MDU Resources Group Inc	2,166	68
Mercury Systems *	1,569	80
Middleby *	535	77

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MSC Industrial Direct Co Inc, Cl A	5,596	$480
Nordson Corp	843	199
Norfolk Southern Corp	420	108
nVent Electric PLC	2,436	97
Old Dominion Freight Line	24	7
Otis Worldwide Corp	4,191	327
Owens Corning	790	70
PACCAR Inc	771	82
Parker-Hannifin Corp	356	106
Pentair PLC	1,364	62
Prysmian SpA	23,455	818
Qantas Airways Ltd *	95,712	406
Quanta Services	1,185	178
Regal Beloit Corp	733	96
RELX PLC	48,750	1,361
Republic Services Inc, Cl A	700	97
Robert Half International Inc	1,607	127
Rockwell Automation Inc	1,053	278
Rollins Inc	2,023	82
RXO *	1,313	25
Ryder System Inc	2,375	222
Schneider National Inc, Cl B	2,470	64
Science Applications International	1,200	132
Sensata Technologies Holding PLC	6,719	303
Siemens Energy	3,665	61
SiteOne Landscape Supply *	487	61
SMS Co Ltd	24,300	646
Snap-on Inc	657	158
SNC-Lavalin Group	38,282	685
Southwest Airlines Co	1,122	45
Standex International	944	99
Stanley Black & Decker Inc	4,972	406
Sunrun Inc *	439	14
Tetra Tech Inc	1,268	196
Timken Co/The	1,209	92
Toro Co/The	721	80
Toromont Industries Ltd	5,172	391
Trane Technologies PLC	3,308	590
TransDigm Group Inc	1,379	867
TransUnion	974	61
Trex Inc *	956	44
UniFirst	449	87
Union Pacific Corp	3,457	752
United Airlines Holdings Inc *	1,164	51
United Parcel Service Inc, Cl B	7,148	1,356
United Rentals Inc *	308	109
Univar Solutions Inc *	2,330	77
Verisk Analytics Inc, Cl A	474	87
Waste Connections	4,523	654
Waste Management Inc	3,911	656
Watsco Inc	331	89
WESCO International Inc *	964	124

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November, 30 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Westinghouse Air Brake Technologies Corp	1,710	$173
WillScot Mobile Mini Holdings *	3,052	147
Wolters Kluwer	3,535	386
Woodward Inc	800	77
WW Grainger Inc	2,931	1,768
Xinyi Glass Holdings Ltd	165,000	320
XPO Logistics *	1,313	51
Xylem Inc/NY	5,273	592
		35,928
Information Technology — 21.2%
Accenture PLC, Cl A	4,320	1,300
Adobe Inc *	2,572	887
Advanced Micro Devices Inc *	17,008	1,320
Akamai Technologies Inc *	5,807	551
Allegro MicroSystems *	3,884	121
Alteryx, Cl A *	1,413	63
Amdocs Ltd	872	78
Amphenol Corp, Cl A	1,822	147
Analog Devices Inc	2,222	382
ANSYS Inc *	247	63
Apple Inc	53,461	7,914
Applied Materials Inc	7,558	828
Arista Networks Inc *	4,432	617
Arrow Electronics Inc *	1,030	112
ASML Holding NV	2,930	1,770
Aspen Technology *	322	74
Atlassian, Cl A *	2,202	290
AudioCodes Ltd	9,054	174
Autodesk Inc *	816	165
Automatic Data Processing Inc	6,209	1,640
Avnet Inc	1,907	86
Belden	1,619	130
Bentley Systems, Cl B	2,299	91
Black Knight Inc *	1,137	70
Block, Cl A *	934	63
Broadcom Inc	1,756	968
Broadridge Financial Solutions Inc	381	57
Cadence Design Systems Inc *	832	143
CDW Corp	2,530	477
Ceridian HCM Holding *	1,194	82
Check Point Software Technologies Ltd *	10,026	1,332
Ciena Corp *	1,878	84
Cirrus Logic Inc *	1,236	92
Cisco Systems Inc	20,448	1,017
Cloudflare, Cl A *	666	33
Cognex Corp	4,773	238
Cognizant Technology Solutions Corp, Cl A	869	54
Coherent *	2,594	95
Computershare	6,047	113
Concentrix Corp	404	49
Coupa Software Inc *	405	26

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crowdstrike Holdings Inc, Cl A *	110	$13
Dell Technologies Inc, Cl C	1,116	50
DocuSign Inc, Cl A *	497	23
Dolby Laboratories Inc, Cl A	1,050	79
Dropbox Inc, Cl A *	2,225	52
DXC Technology Co *	2,083	62
Elastic NV *	642	39
EPAM Systems Inc *	101	37
ExlService Holdings *	1,082	203
F5 Networks Inc *	506	78
Fair Isaac *	42	26
Fidelity National Information Services Inc	613	45
First Solar Inc *	1,016	175
Fiserv Inc *	689	72
FleetCor Technologies Inc *	370	73
Fortinet *	1,010	54
Gartner *	205	72
Genpact Ltd	1,375	63
Global Payments Inc	14,216	1,475
Globant SA *	146	27
GoDaddy Inc, Cl A *	7,977	631
Guidewire Software *	1,075	64
Harmonic *	9,616	148
Hewlett Packard Enterprise Co	41,813	702
Hexagon, Cl B	38,002	428
HP Inc	19,892	597
HubSpot Inc *	83	25
Intuit Inc	5,572	2,271
IPG Photonics Corp *	692	63
Jack Henry & Associates Inc	408	77
Jamf Holding Corp *	1,893	40
Juniper Networks Inc	15,906	529
Keysight Technologies Inc *	2,282	413
KLA Corp	445	175
Kulicke & Soffa Industries	1,690	81
Lam Research Corp	1,445	683
Lattice Semiconductor Corp *	2,069	151
Littelfuse Inc	331	82
LONGi Green Energy Technology, Cl A	79,444	515
Lumentum Holdings *	1,071	59
Manhattan Associates *	64	8
Marvell Technology	4,604	214
Mastercard Inc, Cl A	677	241
Microchip Technology Inc	12,079	957
Micron Technology Inc	17,825	1,028
Microsoft Corp	36,929	9,422
MKS Instruments Inc	668	56
MongoDB Inc, Cl A *	261	40
Monolithic Power Systems Inc	281	107
Motorola Solutions Inc	1,626	443
National Bank of Canada	16,154	1,143
National Instruments Corp	3,105	127

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November, 30 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
nCino *	762	$20
NCR Corp *	1,832	44
NetApp Inc	1,531	103
New Relic Inc *	1,365	77
NortonLifeLock Inc	2,665	61
NVIDIA Corp	13,001	2,200
Okta Inc, Cl A *	276	15
ON Semiconductor Corp *	1,303	98
Palo Alto Networks *	1,607	273
Paychex Inc	550	68
Paycom Software Inc *	217	74
Paylocity Holding Corp *	467	102
PayPal Holdings Inc *	4,618	362
Pegasystems	1,983	72
Procore Technologies *	1,863	91
PTC Inc *	835	106
Pure Storage, Cl A *	3,360	98
QUALCOMM Inc	7,331	927
RingCentral Inc, Cl A *	199	7
Roper Technologies Inc	173	76
salesforce.com Inc *	5,331	854
Samsung Electronics Co Ltd	34,089	1,638
SAP SE	10,420	1,144
ServiceNow Inc *	97	40
SK Square *	3,277	95
Skyworks Solutions Inc	606	58
Smartsheet Inc, Cl A *	1,379	42
Snowflake, Cl A *	867	124
SolarEdge Technologies *	718	215
Splunk Inc *	489	38
Switch Inc, Cl A	6,231	213
SYNNEX Corp	404	41
Synopsys Inc *	451	153
Taiwan Semiconductor Manufacturing Co Ltd ADR	16,244	1,348
Tech Mahindra Ltd	81,961	1,094
Teledyne Technologies Inc *	264	111
Teradata Corp *	1,199	41
Teradyne Inc	5,413	506
Texas Instruments Inc	4,914	887
Trade Desk Inc, Cl A *	1,530	80
Trimble Inc *	1,500	90
Twilio Inc, Cl A *	463	23
Tyler Technologies *	237	81
Ubiquiti	331	99
UiPath, Cl A *	4,862	61
Unity Software *	585	23
Universal Display Corp	975	110
VeriSign Inc *	2,996	599
Viavi Solutions *	6,176	70
Visa Inc, Cl A	14,423	3,130
VMware Inc, Cl A *	873	106

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vontier Corp	10,767	$211
Western Digital Corp *	2,446	90
Western Union Co	4,919	72
WEX Inc *	324	55
Wix.com *	336	30
Wolfspeed *	341	31
Workday Inc, Cl A *	2,264	380
Worldline *	4,500	211
Zebra Technologies, Cl A *	677	183
Zoom Video Communications, Cl A *	186	14
Zscaler Inc *	487	65
		67,364
Materials — 3.7%
Air Products and Chemicals Inc	2,611	810
Albemarle	467	130
Alcoa Corp	4,724	237
Amcor PLC	8,591	106
AptarGroup Inc	1,090	116
Ardagh Metal Packaging	14,317	64
Avery Dennison Corp	548	106
Axalta Coating Systems Ltd *	16,639	447
Ball Corp	927	52
Berry Global Group Inc	2,963	174
Cabot Corp	1,164	86
Celanese, Cl A	707	76
CF Industries Holdings Inc	2,717	294
Chemours	3,046	95
Cleveland-Cliffs *	4,585	71
Crown Holdings Inc	3,878	319
Dow Inc	975	50
DuPont de Nemours Inc	10,129	714
Eastman Chemical Co	4,713	408
Ecolab Inc	466	70
Element Solutions	5,641	110
FMC Corp	524	68
Freeport-McMoRan Inc	5,276	210
Graphic Packaging Holding	4,953	114
Huntsman Corp	4,477	124
Ingevity *	1,326	104
Innospec	1,185	131
International Flavors & Fragrances Inc	737	78
International Paper Co	1,238	46
Linde PLC	2,535	853
Livent Corp *	15,731	440
Louisiana-Pacific	1,691	108
LyondellBasell Industries NV, Cl A	607	52
Martin Marietta Materials	317	116
Mosaic Co/The	4,600	236
NewMarket Corp	145	46
Newmont Corp	14,973	711
Nucor Corp	870	130

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November, 30 2022

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OCI NV	5,211	$218
O-I Glass Inc, Cl I *	8,446	139
Packaging Corp of America	655	89
PPG Industries Inc	510	69
Quaker Chemical Corp	241	47
Reliance Steel & Aluminum Co	2,750	581
Royal Gold Inc	466	52
Scotts Miracle-Gro	796	44
Sherwin-Williams Co/The	2,735	681
Showa Denko	57,800	922
Sonoco Products Co	903	55
SSR Mining	5,467	83
Steel Dynamics Inc	1,777	185
United States Steel Corp	4,118	108
Valvoline Inc	2,446	81
Vulcan Materials Co	363	66
Westrock Co	1,448	55
		11,577
Real Estate — 2.2%
Alexandria Real Estate Equities Inc ‡	322	50
American Homes 4 Rent, Cl A ‡	2,436	81
American Tower Corp ‡	3,377	747
Americold Realty Trust ‡	2,617	78
AvalonBay Communities Inc ‡	909	159
Boston Properties Inc ‡	2,949	213
Brixmor Property Group ‡	4,961	115
CBRE Group Inc, Cl A *‡	2,688	214
China Resources Land ‡	70,000	326
Corporate Office Properties Trust ‡	3,768	105
Cousins Properties ‡	2,645	70
Crown Castle International Corp ‡	4,114	582
CubeSmart ‡	1,472	61
Digital Realty Trust Inc ‡	437	49
EastGroup Properties ‡	635	99
Equinix Inc ‡	145	100
Equity Residential ‡	780	51
Essex Property Trust Inc ‡	187	41
Extra Space Storage Inc ‡	438	70
Federal Realty Investment Trust ‡	402	45
First Industrial Realty Trust ‡	1,730	87
Gaming and Leisure Properties Inc ‡	17	1
Healthpeak Properties Inc ‡	3,935	103
Highwoods Properties ‡	2,287	68
Host Hotels & Resorts Inc ‡	9,310	176
Howard Hughes Corp/The *‡	411	31
Hudson Pacific Properties ‡	3,556	41
Iron Mountain Inc ‡	1,533	83
JBG SMITH Properties ‡	3,147	65
Jones Lang LaSalle Inc *‡	410	69
Kennedy-Wilson Holdings Inc ‡	2,346	40
Kilroy Realty Corp ‡	811	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimco Realty Corp ‡	2,506	$57
Lamar Advertising, Cl A ‡	862	86
Life Storage Inc ‡	829	89
Mid-America Apartment Communities ‡	482	80
National Retail Properties Inc ‡	993	46
Opendoor Technologies *‡	14,792	27
Prologis Inc ‡	7,652	901
Public Storage ‡	298	89
Rayonier ‡	2,788	100
Realty Income Corp ‡	1,634	103
Regency Centers Corp ‡	826	55
SBA Communications Corp, Cl A ‡	1,053	315
Simon Property Group Inc ‡	566	68
SL Green Realty ‡	583	25
STAG Industrial ‡	3,653	120
STORE Capital Corp ‡	1,477	47
Terreno Realty ‡	1,746	102
UDR Inc ‡	2,288	95
Ventas Inc ‡	1,890	88
VICI Properties ‡	3,472	119
Vornado Realty Trust Co ‡	765	19
Welltower Inc ‡	1,829	130
Weyerhaeuser Co ‡	2,954	97
Zillow Group, Cl C *‡	1,894	72
		6,985
Utilities — 2.6%
AES Corp/The	4,013	116
Algonquin Power & Utilities Corp	3,894	29
Alliant Energy Corp	1,828	103
Ameren Corp	786	70
American Electric Power Co Inc	1,847	179
American Water Works Co Inc	2,358	358
Atmos Energy Corp	622	75
Avangrid Inc	2,174	93
Brookfield Infrastructure, Cl A	2,483	116
Brookfield Renewable, Cl A	3,044	99
CenterPoint Energy Inc	3,540	110
CMS Energy Corp	5,948	363
Consolidated Edison Inc	3,038	298
CPFL Energia SA	69,255	453
Dominion Energy Inc	1,583	97
DTE Energy Co	931	108
Duke Energy Corp	2,448	245
Edison International	7,451	497
Entergy Corp	595	69
Essential Utilities Inc	1,211	58
Evergy Inc	833	49
Eversource Energy	5,900	489
Exelon Corp	15,856	656
FirstEnergy Corp	9,890	408
Hawaiian Electric Industries Inc	1,502	62

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November, 30 2022

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IDACORP	994	$110
NextEra Energy Inc	9,701	822
NiSource Inc	1,440	40
NRG Energy Inc	3,167	134
OGE Energy	2,708	110
Pinnacle West Capital Corp	566	44
PPL Corp	23,068	681
Sempra Energy	466	77
UGI Corp	1,904	74
Vistra Energy Corp	2,937	71
WEC Energy Group Inc	737	73
Xcel Energy Inc	6,735	473
		7,909
Total Common Stock
(Cost $249,448) ($ Thousands)		306,035

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 0.1%

iShares MSCI ACWI ex US ETF	2,125	$100
iShares Russell 2000 Value ETF	759	113

Total Exchange Traded Funds
(Cost $200) ($ Thousands)		213

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**	5,474,878	5,475

Total Cash Equivalent
(Cost $5,475) ($ Thousands)		5,475

Total Investments in Securities — 99.1%
(Cost $255,123) ($ Thousands)		$311,723

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	9	Dec-2022	$788	$849	$61
S&P 500 Index E-MINI	25	Dec-2022	4,769	5,102	333
			$5,557	$5,951	$394

Percentages are based on Net Assets of $314,476 ($ Thousands).
* Non-income producing security.
** The rate reported is the 7-day effective yield as of November 30, 2022.
‡ Real Estate Investment Trust.

ACWI – All Country World Index
ADR — American Depositary Receipt
Cl — Class
ETF – Exchange Traded Fund
MSCI – Morgan Stanley Capital International
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	305,484	551	–	306,035
Exchange Traded Funds	213	–	–	213
Cash Equivalent	5,475	–	–	5,475
Total Investments in Securities	311,172	551	–	311,723

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	394	–	–	394
Total Other Financial Instruments	394	–	–	394

*	Futures contracts are valued at unrealized appreciation on the instruments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 2/28/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 10,869	$ 11,521	$ (16,915)	$ —	$ —	$ 5,475	$ 40	$ —

 Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Catholic Values Trust / Quarterly Report / November 30, 2022